Provisions - Additional Information (Detail) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of detailed information of provision [Table]
Provision for Indemnity			€ 12,079,000
Maximum exposure amount to various ongoing claims in relation to commercial agreements	€ 2,150,000	€ 2,000,000
Provision in various ongoing claims in relation to commercial agreements	€ 0